Revenues (Tables)	12 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines and Timing of Revenue Recognition

The following table presents the Company’s revenues disaggregated by service lines for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2023	2024	2025
	SGD	SGD	SGD	USD
Software development service	4,532,571	685,820	3,010,817	2,367,181
Consulting and technical support services	133,100	—	—	—
Product sales	356,400	—	—	—
Total revenues	5,022,071	685,820	3,010,817	2,367,181

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2023	2024	2025
	SGD	SGD	SGD	USD
Services and deliverables transferred at a point in time	356,400	—	—	—
Services and deliverables transferred over time	4,665,671	685,820	3,010,817	2,367,181
Total revenues	5,022,071	685,820	3,010,817	2,367,181